Loans and Allowance for Loan Losses, Modified Loans Payment Status (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Contract	Dec. 31, 2014 USD ($) Contract	Dec. 31, 2013 USD ($) Contract
Loans modified for which there was payment default [Abstract]
Deferral period of past due loans	60 months
Number of days past due when loans are considered to be in payment default	90 days
Contractual past due period for loans to be in payment default	30 days
New York and Other States [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	4	8	7
Recorded Investment | $	$ 172	$ 390	$ 540
New York and Other States [Member] | Commercial [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	2	7	5
Recorded Investment | $	$ 148	$ 355	$ 440
New York and Other States [Member] | Commercial [Member] | Home Equity Loans [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	0	1
Recorded Investment | $	$ 0	$ 0	$ 44
New York and Other States [Member] | Commercial [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	2	1	1
Recorded Investment | $	$ 24	$ 35	$ 56
Florida [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	2	0
Recorded Investment | $	$ 0	$ 339	$ 0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	1	0
Recorded Investment | $	$ 0	$ 60	$ 0
Florida [Member] | Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans modified for which there was payment default [Abstract]
Number of Contracts | Contract	0	1	0
Recorded Investment | $	$ 0	$ 279	$ 0